Investments in joint ventures (Details 1) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Time charter revenues	$ 35,510		$ 35,024	$ 70,395		$ 70,101
Total revenues	36,610	[1]	35,024	71,495	[1]	70,101
Operating expenses	(7,563)		(8,093)	(16,103)		(17,027)
Depreciation and amortization	(5,268)		(5,263)	(10,536)		(10,526)
Operating income	28,890		23,068	59,337		48,757
Unrealized gain (loss) on derivative instruments	544		247	1,175		910
Net income (loss)	19,944		12,212	41,630		28,401
Equity in earnings (losses) of joint ventures	5,111		1,551	14,481		6,360
Cash and cash equivalents	20,980		15,452	20,980		15,452	$ 22,679	$ 18,915
Restricted cash	5,958		11,918	5,958		11,918	6,962	8,055
Total current assets	43,337			43,337			46,426
Restricted cash	13,404		14,076	13,404		14,076	13,640	$ 14,154
Vessels, net of accumulated depreciation	668,648			668,648			679,041
Total long-term assets	996,750			996,750			1,012,533
Current portion of long-term debt	45,458			45,458			45,458
Derivative financial liabilities	331			331			2,015
Refund liabilities	26,089		0	26,089		0
Total current liabilities	57,020			57,020			63,824
Long-term debt	412,479			412,479			434,845
Derivative financial liabilities	0			0			2,102
Contract liabilities for deferred revenue	36,855		39,006	36,855		39,006
Total long-term liabilities	474,898			474,898			520,476
Net liabilities	531,918			531,918			584,300
Accumulated losses of joint ventures	(6,265)			(6,265)			(20,746)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	21,152		20,449	43,143		42,297
Total revenues	21,152		20,449	43,143		42,297
Operating expenses	(5,417)		(3,967)	(10,364)		(9,205)
Depreciation and amortization	(4,952)		(5,106)	(9,907)		(10,142)
Operating income	10,783		11,376	22,872		22,950
Unrealized gain (loss) on derivative instruments	5,933		(1,570)	18,963		3,422
Other financial expense, net	(6,648)		(6,858)	(13,181)		(13,962)
Net income (loss)	$ 10,068		$ 2,948	$ 28,654		$ 12,410
Share of joint ventures owned	50.00%		50.00%	50.00%		50.00%
Share of joint ventures net income (loss) before eliminations	$ 5,034		$ 1,474	$ 14,327		$ 6,205
Eliminations	77		77	154		155
Equity in earnings (losses) of joint ventures	5,111		$ 1,551	14,481		$ 6,360
Cash and cash equivalents	5,008			5,008			8,100
Restricted cash	15,370			15,370			8,520
Other current assets	673			673			2,012
Total current assets	21,051			21,051			18,632
Restricted cash	25,323			25,323			25,208
Vessels, net of accumulated depreciation	538,921			538,921			547,993
Deferred charges	861			861			0
Total long-term assets	565,105			565,105			573,201
Current portion of long-term debt	25,789			25,789			25,003
Amounts and loans due to owners and affiliates	286			286			314
Derivative financial liabilities	10,833			10,833			10,649
Other current liabilities	10,315			10,315			37,725
Total current liabilities	73,312			73,312			73,691
Long-term debt	416,385			416,385			429,307
Loans due to owners and affiliates	6,793			6,793			6,526
Derivative financial liabilities	48,937			48,937			68,085
Total long-term liabilities	508,970			508,970			542,924
Net liabilities	3,874			3,874			(24,782)
Share of joint ventures net liabilities before eliminations	1,937			1,937			(12,391)
Eliminations	(8,202)			(8,202)			(8,355)
Accumulated losses of joint ventures	$ (6,265)			$ (6,265)			$ (20,746)

[1]	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.